Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Jul. 31, 2012	Oct. 31, 2011
Notes to Financial Statements
Note 6. Stockholders' Equity (Deficit)

Shares Authorized

The total number of shares of all classes of stock which the Company is authorized to issue is seventy-five million (75,000,000) shares of common stock, par value $0.001 per share.

Common Stock

The Company was incorporated on December 8, 2009 and is authorized to issue up to 75,000,000 shares of common stock with $0.001 par value.

On August 30, 2010, the Company sold 3,000,000 shares of common stock at par value to one of the directors for $3,000 in cash.

On September 11, 2010, the Company sold 3,000,000 shares of common stock at par value to the other director for $3,000 in cash.

For the period between September 20, 2010 and October 14, 2010, the Company sold 3,000,000 shares of its common stock at $0.01 per share in a private placement to 30 individuals for $30,000 in cash.

Shares authorized

Upon formation the total number of shares of all classes of stock which the Company is authorized to issue is seventy-five million (75,000,000) shares of common stock, par value $.001 per share.

Common stock

On August 30, 2010, the Company sold 3,000,000 shares of its common stock at par to one of the directors for $3,000 in cash.

On September 11, 2010, the Company sold 3,000,000 shares of its common stock at par to the other director for $3,000 in cash.

For the period from September 20, 2010 through October 14, 2010, the Company sold 3,000,000 shares of its common stock at $0.01 per share in a private placement to 30 individuals for $30,000 in cash.